Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

As of December 31, 2024 and 2023, property and equipment, net, consisted of the following:

	As of December 31,
	2024	2023
Leasehold improvements	$87,687	$87,687
Furniture and office equipment	26,050	26,050
Computer equipment	38,004	28,984
Motor vehicle	284,610	284,610
Less: accumulated depreciation	(106,766)	(32,275)
Total property and equipment, net	$329,585	$395,056

Depreciation expenses were $74,490, $32,275 and $nil for the years ended December 31, 2024, 2023 and 2022, respectively.